UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
               WASHINGTON D.C. 20549
                      FORM 13F
                FORM 13F COVER PAGE
Report for the Calendar Year or Quarter ended:  9/30/2011
Check here if Amendment [ ];  Amendment Number:

This Amendment : [ ] is a restatement.
                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     NELSON ROBERTS INVESTMENT ADVISORS, LLC
Address:  1950 University Avenue, Suite 202
          East Palo Alto, California 94303

13F File Number:   028-14154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Roberts
Title:    Manager
Phone:    650-322-4000
Signature, Place, and Date of Signing:
Brian Roberts /s/  East Palo Alto, CA  11/14/2011

Report Type (Check only one.):
[x]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: 0

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 85
Form 13F Information Table Value Total: $125780



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    FORM 13F INFORMATION TABLE

                           TITLE OF                VALUE    SHARES/  SH/  PUT/  INVESTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER              CLASS        CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETN  MGRS    SOLE   SHARED  NONE
-------------------------- --------    ---------  --------  -------  ---  ----  --------  -----  ------- ------  ----

AT&T Corp                    COM       001957109     955      33476   SH          SOLE             33476    0      0
Adobe Systems Inc            COM       00724F101    1935      80054   SH          SOLE             80054    0      0
Akamai Technologies          COM       00971T101    2065     103879   SH          SOLE            103879    0      0
American Express             COM       025816109     781      17400   SH          SOLE             17400    0      0
Invesco  Ltd                 COM       033203250    1883     121395   SH          SOLE            121395    0      0
Apple Computer               COM       037833100    1268       3326   SH          SOLE              3326    0      0
Automatic Data Processing    COM       053015103     302       6400   SH          SOLE              6400    0      0
BP PLC-Spons ADR             COM       055622104     181       5028   SH          SOLE              5028    0      0
Berkshire Hathaway Inc Class COM       084670207      89       1250   SH          SOLE              1250    0      0
BHP Billiton Ltd ADR         COM       088606108     111       1676   SH          SOLE              1676    0      0
Brown & Brown Inc            COM       115236101    1583      88943   SH          SOLE             88943    0      0
CVS Corporation              COM       126650100     850      25300   SH          SOLE             25300    0      0
Cavium Networks, Inc.        COM       14964U108    1157      42830   SH          SOLE             42830    0      0
Chevron Corp.                COM       166764100    4426      47807   SH          SOLE             47807    0      0
Cisco Systems Inc.           COM       17275R102    2888     186348   SH          SOLE            186348    0      0
Coca-Cola                    COM       191216100    1000      14800   SH          SOLE             14800    0      0
Colgate Palmolive            COM       194162103    2992      33735   SH          SOLE             33735    0      0
Costco Wholesale Corp        COM       22160K105    3458      42108   SH          SOLE             42108    0      0
Danaher Corp Del             COM       235851102     742      17700   SH          SOLE             17700    0      0
Diageo PLC-SP ADR            COM       25243Q205    4298      56599   SH          SOLE             56599    0      0
Disney (Walt & Co.)          COM       254687106    1921      63685   SH          SOLE             63685    0      0
Dollar General Corporation   COM       256677105     177       4700   SH          SOLE              4700    0      0
Dollar Tree, Inc             COM       256746108     646       8600   SH          SOLE              8600    0      0
Emerson Electric             COM       291011104    2914      70530   SH          SOLE             70530    0      0
Expeditors Intl Wash Inc     COM       302130109    2552      62940   SH          SOLE             62940    0      0
Express Scripts Inc          COM       302182100     476      12850   SH          SOLE             12850    0      0
Exxon Mobil  Corp            COM       30231G102     910      12534   SH          SOLE        12534.4916    0      0
Ford Motor Co                COM       345370860     136      14100   SH          SOLE             14100    0      0
Gen-Probe Inc.               COM       36866T103    1375      24010   SH          SOLE             24010    0      0
General Electric             COM       369604103     275      18081   SH          SOLE             18081    0      0
Goldman Sachs Group          COM       38141G104     295       3125   SH          SOLE              3125    0      0
Google Inc. - Cl A           COM       38259P508     569       1104   SH          SOLE              1104    0      0
Hess Corporation             COM       42809H107    1441      27465   SH          SOLE             27465    0      0
Hewlett Packard              COM       428236103     705      31390   SH          SOLE             31390    0      0
Illumina Inc.                COM       452327109     907      22160   SH          SOLE             22160    0      0
Intel Corp.                  COM       458140100    2223     104174   SH          SOLE            104174    0      0
Int'l Business Machines      COM       459200101    2056      11757   SH          SOLE             11757    0      0
J.P.Morgan Chase & Co        COM       46625H100     967      32098   SH          SOLE             32098    0      0
Lindsay Corporation          COM       535555106    2848      52939   SH          SOLE             52939    0      0
Lowes Companies  Inc.        COM       548661107     512      26463   SH          SOLE             26463    0      0
Rare Earth ETF               COM       57060U472     985      64110   SH          SOLE             64110    0      0
McDonald's Corp              COM       580135101    1140      12980   SH          SOLE             12980    0      0
Medtronic Inc.               COM       585055106     160       4800   SH          SOLE              4800    0      0
Microsoft Corp               COM       594918104    2421      97256   SH          SOLE        97255.7819    0      0
Myriad Gentics               COM       62855J104    1507      80425   SH          SOLE             80425    0      0
National Oilwell Varco INC   COM       637071101     453       8845   SH          SOLE              8845    0      0
Novartis A G Spon ADR        COM       66987V109    2742      49170   SH          SOLE             49170    0      0
Nucor Corporation            COM       670346105    2212      69915   SH          SOLE             69915    0      0
Oracle Corp.                 COM       68389X105    3508     122076   SH          SOLE            122076    0      0
Paychex Inc.                 COM       704326107    3627     137545   SH          SOLE            137545    0      0
Pepsico Inc.                 COM       713448108     613       9903   SH          SOLE              9903    0      0
Power Integrations           COM       739276103    2758      90094   SH          SOLE             90094    0      0
Praxair Inc                  COM       74005P104    2500      26747   SH          SOLE             26747    0      0
Procter & Gamble Co.         COM       742718109     151       2397   SH          SOLE              2397    0      0
Qualcomm Inc                 COM       747525103     236       4859   SH          SOLE              4859    0      0
Royal Dutch Shell PLC        COM       780259107    3050      49150   SH          SOLE             49150    0      0
Schlumberger Ltd             COM       806857108    3150      52744   SH          SOLE             52744    0      0
Materials Select Sector SPDR COM       81369Y100     303      10332   SH          SOLE             10332    0      0
Healthcare SPDR              COM       81369Y209     959      30210   SH          SOLE             30210    0      0
Consumer Staples SPDR        COM       81369Y308     464      15629   SH          SOLE             15629    0      0
Consumer Disc SPDR           COM       81369Y407     417      11967   SH          SOLE             11967    0      0
Energy Select SPDR           COM       81369Y506     489       8355   SH          SOLE              8355    0      0
Financial Select Sector      COM       81369Y605     424      35891   SH          SOLE             35891    0      0
Industrial Sector SPDR       COM       81369Y704     820      28048   SH          SOLE             28048    0      0
Technology Sector SPDR       COM       81369Y803    1533      64954   SH          SOLE             64954    0      0
Utilities Sector SPDR        COM       81369Y886    3940     117181   SH          SOLE            117181    0      0
Sigma-Aldrich                COM       826552101    2086      33762   SH          SOLE             33762    0      0
J.M. Smucker                 COM       832696405    3216      44122   SH          SOLE             44122    0      0
Staples                      COM       855030102     496      37275   SH          SOLE             37275    0      0
State Street Corp            COM       857477103     113       3500   SH          SOLE              3500    0      0
GOLD Trust ETF               COM       863307104    1256       7945   SH          SOLE              7945    0      0
Sun Hydraulics Corp          COM       866942105    1602      78594   SH          SOLE           78593.5    0      0
TJX Companies Inc.           COM       872540109    4169      75152   SH          SOLE             75152    0      0
Teva Pharmaceutical          COM       881624209     175       4700   SH          SOLE              4700    0      0
Thermo Fisher Scientific     COM       883556102    2507      49506   SH          SOLE             49506    0      0
3M Company                   COM       88579Y101    2398      33402   SH          SOLE             33402    0      0
Tocqueville Gold Fund        COM       888894862     129       1731   SH          SOLE          1731.398    0      0
Travelers Companies  Inc.    COM       89417E109    1915      39304   SH          SOLE             39304    0      0
US Bancorp                   COM       902973304     850      36110   SH          SOLE             36110    0      0
Varian Medical Systems Inc.  COM       92220P105    2413      46262   SH          SOLE             46262    0      0
Verizon Communications       COM       92343V104    4041     109798   SH          SOLE            109798    0      0
Walgreen Co                  COM       931422109     633      19261   SH          SOLE             19261    0      0
Wells Fargo Cap PFD 7.875%   PFD       94985V202     103       4000   SH          SOLE              4000    0      0
Whole Foods Market           COM       966837106      95       1450   SH          SOLE              1450    0      0
Windstream Corp              COM       97381W104     152      13052   SH          SOLE             13052    0      0